Derivatives Financial Instruments and Off Balance Sheet Financial Instruments - Schedule of Contractual Amounts of Off Balance Sheet Financial instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Limited partnership interests
Derivative [Line Items]
Contractual amounts of off-balance-sheet financial instruments	$ 127,515	$ 153,719
Mortgage loans
Derivative [Line Items]
Contractual amounts of off-balance-sheet financial instruments	13,000	10,000
Private Placement [Member]
Derivative [Line Items]
Contractual amounts of off-balance-sheet financial instruments	$ 15,000	$ 0